Note 5 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.	Property and equipment, net

Property and equipment consisted of the following:

	December 31,
	2020	2021
	$	$

Office equipment	181	350
Laboratory equipment	121	1,009
Motor vehicles	24	108
Leasehold improvements	116	274

	442	1,741
Less: accumulated depreciation	(258)	(319)

Property and equipment, net	184	1,422

Depreciation expenses for the years ended December 31, 2019, 2020 and 2021 were $77, $77 and $61, respectively.